Land Use Rights, Net (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Land use rights	$ 3,306	$ 3,273
Less: accumulated amortization	(102)	(30)
Exchange differences	(2)	(1)
Land use rights, net	$ 3,202	$ 3,242